Intangible Assets - Additional Information (Details) $ in Millions		3 Months Ended		12 Months Ended
	Jan. 29, 2022 CHF (SFr)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)
Disclosure of detailed information about intangible assets [abstract]
Intangible assets		SFr 13,292,000		SFr 13,292,000	SFr 12,206,000	SFr 12,206,000
Upfront payment	SFr 3,000,000
Maximum reimbursement of development related cost	SFr 500,000
Milestone payments		SFr 1,100,000	$ 1.2
Impairment losses				SFr 0	SFr 0	SFr 0